Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Investment in Real Estate and Accumulated Depreciation Disclosure
Schedule III — Real Estate and Accumulated Depreciation
As of December 31, 2021

		Initial Costs		Cost Capitalized Subsequent to Acquisition	Decrease in Net Investment (1)	Gross Amount at Period End
Description	Encumbrance	Land	Building and Building Improvements			Land	Building and Building Improvements	Total	Accumulated Depreciation	Date of Construction	Date Acquired	Life Used for Depreciation
Office building in Santa Monica, CA	$31,962,692	$—	$51,308,076	$2,508,533	$—	$—	$53,816,609	$53,816,609	$5,491,541	2002-2004	July 30, 2018	40 years
Land in Conshohocken, PA	—	14,703,359	—	242,071	(4,945,430)	10,000,000	—	10,000,000	—	N/A	January 9, 2019	N/A

	$31,962,692	$14,703,359	$51,308,076	$2,750,604	$(4,945,430)	$10,000,000	$53,816,609	$63,816,609	$5,491,541

(1)
For the year ended December 31, 2019, the Company recorded an impairment charge of $1.5 million on the land in order to reduce the carrying value of the land to its estimated fair value, which was the then estimated selling price less the cost of sale. For the year ended December 31, 2021, the Company recorded another impairment charge of $3.4 million to reflect the current estimated selling price less the cost of sale.

At December 31, 2021, the aggregate cost of real estate for federal income tax purposes was $57.6 million.
The changes in total real estate assets and accumulated depreciation for the year ended December 31, 2021 are as follows:

	Real Estate Asset		Accumulated Depreciation
	Year Ended December 31, 2021		Year Ended December 31, 2021
Balance, beginning of year	$67,212,039	Balance, beginning of year	$3,826,700
Acquisition through foreclosure	—	Depreciation for the year	1,664,841

Improvements	—	Balance, end of year	$5,491,541

Impairment charge	(3,395,430)

Balance, end of year	$63,816,609